UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21200

                              The Denali Fund Inc.
       -------------------------------------------- ---------------------
               (Exact name of registrant as specified in charter)

                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
              --------------------------------- ------------------
               (Address of principal executive offices) (Zip code)

                                Stephen C. Miller
                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
              ---------------------------------- ------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 444-5483
                                 ---------------

                       Date of fiscal year end: October 31
                                  ------------

             Date of reporting period: July 1, 2007 - June 30, 2008
                          -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

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Archstone Smith Trust
                              Ticker           Security ID:                 Meeting Date                  Meeting Status
                              ASN              CUSIP 039583109              08/21/2007                    Voted
                              Meeting Type     Country of Trade
                              Special          United States
                              Issue No.        Description                  Proponent       Mgmt Rec      Vote Cast   For/Agnst Mgmt
                                               Approval of the Merger
                              1                Agreement                    Mgmt            For           For         For
                              2                Right to Adjourn Meeting     Mgmt            For           For         For


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Cedar Shopping Centers Inc
                              Ticker           Security ID:                  Meeting Date                 Meeting Status
                              CDR              CUSIP 150602209               09/12/2007                   Voted
                              Meeting Type     Country of Trade
                              Special          United States
                              Issue No.        Description                   Proponent      Mgmt Rec      Vote Cast   For/Agnst Mgmt
                              1                TO AMEND THE ARTICLES OF      Mgmt           For           Against     Against
                                               INCORPORATION TO INCREASE
                                               AUTHORIZED COMMON STOCK
                              2                Increase in Authorized Shares
                                               of Preferred Stock            Mgmt           For           For         For


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Crescent Real Estate Equities Company
                              Ticker           Security ID:                   Meeting Date                       Meeting Status
                              CEI              CUSIP 225756105                08/01/2007                         Voted
                              Meeting Type     Country of Trade
                              Special          United States
                                                                                                                           For/Agnst
                              Issue No.        Description                    Proponent      Mgmt Rec            Vote Cast Mgmt
                                               Approval of the Merger
                              1                Agreement                      Mgmt           For                 For       For
                              2                Right to Adjourn Meeting       Mgmt           For                 For       For


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Spirit Finance Corp.
                              Ticker           Security ID:                   Meeting Date                       Meeting Status
                              SPIRTD           CUSIP 848568309                07/02/2007                         Voted
                              Meeting Type     Country of Trade
                              Annual           United States
                              Issue No.        Description                    Proponent  Mgmt Rec       Vote Cast   For/Agnst Mgmt
                              1                Merger/Acquisition             Mgmt       For            For         For
                              2.1              Elect Morton Fleischer         Mgmt       For            For         For
                              2.2              Elect Christopher Volk         Mgmt       For            For         For
                              2.3              Elect Willie Barnes            Mgmt       For            For         For
                              2.4              Elect Linda Blessing           Mgmt       For            For         For
                              2.5              Elect Dennis Mitchem           Mgmt       For            For         For
                              2.6              Elect Paul Oreffice            Mgmt       For            For         For
                              2.7              Elect Jim Parish               Mgmt       For            For         For
                              2.8              Elect Kenneth Roath            Mgmt       For            For         For
                              2.9              Elect Casey Sylla              Mgmt       For            For         For
                              2.10             Elect Shelby Yastrow           Mgmt       For            For         For
                              3                Ratification of Auditor        Mgmt       For            For         For
                              4                Right to Adjourn Meeting       Mgmt       For            For         For


                                                                                                     Matter
                                                                                                     Proposed Vote
                                                                                                     by       Cast   Vote    For
                                            Shareholder                                              Issuer   (Yes   (For    or
                          Ticker            Meeting   Record  Meeting  Description of Matter to be   or       or     or      Against
Name of Issuer            Symbol     CUSIP  Date      Date    Type     Voted On                      Holder    No)   Against Mngmnt
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

Cohen & Sterns REIT &
Utility Income Fund,                                                       Election of three (3)
Inc. (pfd)                       19247Y405  4/1/08            Annual    1  Directors                 Issuer   Yes    For   For
                                                                           Vote on adjournment of
                                                                        2  meeting                   Issuer   Yes    For   For

Cohen & Sterns Select                                                      Election of three (3)
Utility Fund (pfd)               19248A877  4/1/08            Annual    1  Directors                 Issuer   Yes    For   For
                                                                           Vote on adjournment of
                                                                        2  meeting                   Issuer   Yes    For   For

                                                                           Election of one (1)
Moody's Corporation      MCO     615369105  4/22/08  3/3/08   Annual    1  Director                  Issuer   Yes    For   For
                                                                           Ratification of
                                                                           independent registered
                                                                           public accounting firm
                                                                        2  for 2008                  Issuer   Yes    For   For
                                                                           Adopt majority vote
                                                                        3  requirement               Holder   Yes    For   Against

                                                                           Election of eleven (11)
HCP, Inc                 HCP     40414L109  4/24/08  3/10/08  Annual    1  Directors                 Issuer   Yes    For   For
                                                                           Ratification of Ernst &
                                                                           Young, LLP as
                                                                           independent auditors
                                                                        2  for 2008                  Issuer   Yes    For   For


                                                                           Election of five (5)
LTC Properties, Inc.     LTC     502175102  6/10/08  4/23/08  Annual    1  Directors                 Issuer   Yes    For   For
                                                                           Approval of equity
                                                                        2  participation plan        Issuer   Yes    For   For
                                                                           Ratify independent
                                                                        3  auditors                  Issuer   Yes    For   For

Gabelli Dividend &                                                         Election of five (5)
Income Trust-PFD C               36242H401  5/19/08  3/17/08  Annual    1  Directors                 Issuer   Yes    For   For

Western Asset Premier                                                      Election of seven (7)
Bond Fund-Ser M (pfd)            957664204  5/6/08   3/20/08  Annual    1  Directors                 Issuer   Yes    For   For

                                                                           Election of four (4)
Liberty Property Trust   LRY     531172104  5/15/08  3/20/08  Annual    1  Directors                 Issuer   Yes    For   For
                                                                           Appointment of Ernst &
                                                                           Young, LLP as
                                                                           independent registered
                                                                           public accounting firm
                                                                        2  for 2008                  Issuer   Yes    For   For

Mack-Cali Realty                                                           Election of four (4)
Corporation              CLI     554489104  5/21/08  4/3/08   Annual    1  Directors                 Issuer   Yes    For   For
                                                                           Appointment of PWC, LLP
                                                                           as independent
                                                                           registered public
                                                                        2  accounting firm for 2008  Issuer   Yes    For   For

Eastgroup Properties,                                                      Election of eight (8)
Inc.                     EGP     277276101  5/29/08  4/14/08  Annual    1  Directors                 Issuer   Yes    For   For
                                                                           Appointment of KPMG,
                                                                           LLP as independent
                                                                           registered public
                                                                        2  accounting firm for 2008  Issuer   Yes    For   For

Calamos Conv Opps &                                                        Election of three (3)
Inc Fd-PFD SERTH7                128117702  6/4/08   4/18/08  Annual    1  Directors                 Issuer   Yes    For   For

Crystal River Capital,                                                     Election of two (2)
Inc.                     CRZ     229393301  6/10/08  4/18/08  Annual    1  Directors                 Issuer   Yes    For   For
                                                                           Appointment of Ernst &
                                                                           Young, LLP as
                                                                           independent registered
                                                                           public accounting firm
                                                                        2  for 2008                  Issuer   Yes    For   For

CBRE Realty Finance                                                        Election of seven (7)
Inc.                     CBF     12498B307  6/4/08   4/30/08  Annual    1  Directors                 Issuer   Yes    For   For
                                                                           Appointment of Ernst &
                                                                           Young, LLP as
                                                                           independent registered
                                                                           public accounting firm
                                                                        2  for 2008                  Issuer   Yes    For   For

TS & W Claymore Tax                                                        Election of three (3)
Advt Auction Mkt PDF-M7          87280R207  7/21/08  5/2/08   Annual    1  Directors                 Issuer   Yes    For   For


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant      The Denali Fund Inc.
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By (Signature and Title)*       /s/ Stephen C. Miller
                          ------------------------------------------------------
                             Stephen C. Miller, President
                            (Principal Executive Officer)

*Print the name and title of each signing officer under his or her signature.